Note 22 - Leases - Schedule of Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use assets, net	$ 1,303	$ 1,566	$ 855
Current portion, operating lease liability	532	532	209
Long-term portion, operating lease liability	853	929	650
Operating Lease, Liability		$ 1,461	$ 859
Weighted average remaining lease term (years), operating lease (Year)		2 years 11 months 15 days	5 years 6 months
Weighted average discount rate, operating lease		4.65%	3.75%
Finance lease right-of-use assets, net	18	$ 22	$ 0
Current portion, Finance Lease Liability	20	18	0
Long-term portion of lease liabilities, finance lease	$ 0	5	0
Finance Lease, Liability		$ 23	$ 0
Weighted average remaining lease term (years), Finance Leases (Year)		1 year 3 months
Weighted average discount rate, Finance Leases		6.00%	0.00%
Operating Lease Right-of-use Assets, Net [Member]
Operating lease right-of-use assets, net		$ 1,566	$ 855